Machinery and Equipment, net	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Machinery and Equipment, net

5. Machinery and Equipment, net

As of June 30, 2025 and December 31, 2024, machinery and equipment, net, was comprised of the following (in thousands):

	June 30, 2025	December 31, 2024
Machinery and equipment	$2,536	$2,224
Accumulated depreciation	(1,607)	(1,355)
Machinery and equipment, net	$929	$869

Depreciation and amortization expense amounted to approximately $0.1 million and $0.2 million for the three and six months ended June 30, 2025, respectively. Depreciation and amortization expense amounted to approximately $0.1 million and $0.2 million for the three and six months ended June 30, 2024, respectively.

5. Machinery and Equipment, net

As of December 31, 2024 and December 31, 2023, machinery and equipment, net, was comprised of the following (in thousands):

	December 31, 2024	December 31, 2023
Machinery and equipment	$2,224	$2,263
Accumulated depreciation	(1,355)	(993)
Machinery and equipment, net	$869	$1,270

Depreciation expense amounted to approximately $0.4 million for the year ended December 31, 2024 and 2023.